Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets and Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	23,884,854	42,491,805	5,470,320
Current operating lease obligation	708,829	3,890,482	500,854
Non-current operating lease obligation	23,176,025	38,601,323	4,969,466
Total operating lease obligation	23,884,854	42,491,805	5,470,320

Other supplemental information about the Company’s operating lease as of:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	7.91%	7.71%
Weighted average remaining lease term (years)	9.0	6.1

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HKD	US$
2025	7,073,089	910,577
2026	7,308,606	940,897
2027	7,501,149	965,685
2028	7,752,154	997,999
2029 or after	28,133,028	3,621,796
Total lease payments	57,768,026	7,436,954
Less: imputed interest	(15,276,221)	(1,966,634)
Total operating lease liabilities	42,491,805	5,470,320